Inventories - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jan. 01, 2019 CNY (¥)
Inventory [Line Items]
Inventory write-down	¥ 526,473		¥ 427,163	¥ 0
Reclassification of inventory to operating lease assets at the beginning of lease period					¥ 99,523
Reclassification of operating lease assets to inventory at the end of lease period	79,065
Depreciation expense of operating lease assets	20,458	$ 2,939
Cost of Revenues
Inventory [Line Items]
Depreciation expense of operating lease assets	¥ 20,458